Net interest income	6 Months Ended
Jun. 30, 2025
Net interest income
Net interest income

Note 2. Net interest income

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2025	2025	2024	2025	2024	2024
Interest income
Loans to credit institutions	263	206	227	470	476	921
Loans to the public	1,982	2,083	2,506	4,065	5,028	9,835
Loans in the form of interest-bearing securities	452	488	604	939	1,232	2,351
Interest-bearing securities excluding loans in the form of interest-bearing securities	481	459	672	940	1,357	2,561
Derivatives	290	410	902	700	1,822	3,381
Administrative remuneration CIRR-system	59	71	64	130	129	240
Other assets	1	7	6	8	16	26
Total interest income[1]	3,528	3,724	4,981	7,252	10,060	19,315

Interest expenses
Interest expenses	-2,810	-2,964	-4,152	-5,773	-8,400	-16,011
Resolution fee[2]	-22	-15	-26	-37	-53	-105
Risk tax	-34	-35	-37	-70	-71	-141
Total interest expenses	-2,866	-3,014	-4,215	-5,880	-8,524	-16,257
Net interest income	662	710	766	1,372	1,536	3,058

1	Interest income calculated using the effective interest method amounted to Skr 5,589 million during January-June 2025 (1H24: Skr 7,043 million).
2

The amounts stated for the periods January-March 2025 and January-June 2025 include a refund of Skr 9.5 million from the Swedish National Debt Office regarding the charged resolution fee for financial year 2023.